Schedule of contract receivables net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Contracts Receivable Net
Contracts receivable	$ 1,729,620	£ 1,260,547	£ 1,621,149
Allowance for expected credit losses	(269,064)	(196,094)	(58,202)
Total contracts receivable, net	$ 1,460,556	£ 1,064,453	£ 1,562,947